Taxation - Summary of changes in deferred tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	€ (208)	€ (362)
Change through equity	(137)	(103)
Change through net result	(739)	251	€ 1,059
Exchange rate differences	(23)	6
Changes in the composition of the group and other changes
Deferred tax liability (asset)	(1,108)	(208)	(362)
– Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(1,209)	(1,447)
Deferred tax liability (asset)	(1,896)	(1,209)	(1,447)
– Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	1,001	1,085
Deferred tax liability (asset)	788	1,001	1,085
Net deferred tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(208)	(362)
Deferred tax liability (asset)		(208)	(362)
Unused tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	85	209
Change through equity
Change through net result	(47)	(128)
Exchange rate differences	(4)	3
Changes in the composition of the group and other changes
Deferred tax liability (asset)	35	85	209
Other provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	62	48
Change through equity
Change through net result	(1)	12
Exchange rate differences		1
Changes in the composition of the group and other changes		1
Deferred tax liability (asset)	61	62	48
Pension and post-employment benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(32)	(33)
Change through equity	4	6
Change through net result	(1)	1
Exchange rate differences	1	(5)
Changes in the composition of the group and other changes		(1)
Deferred tax liability (asset)	(28)	(32)	(33)
Loans and advances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	427	475
Change through equity	1
Change through net result	(42)	(49)
Exchange rate differences	(9)
Changes in the composition of the group and other changes
Deferred tax liability (asset)	376	427	475
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	363	502
Change through equity	(43)	(138)
Change through net result
Exchange rate differences	2	(1)
Changes in the composition of the group and other changes
Deferred tax liability (asset)	322	363	502
Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(22)	(13)
Change through equity
Change through net result	18	(9)
Exchange rate differences	6
Changes in the composition of the group and other changes
Deferred tax liability (asset)	2	(22)	(13)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(208)	(154)
Change through equity	57	(41)
Change through net result	21	(9)
Exchange rate differences	(8)	(5)
Changes in the composition of the group and other changes		1
Deferred tax liability (asset)	(139)	(208)	(154)
Financial assets at FVOCI
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	126	64
Change through equity	(155)	70
Change through net result	5	(8)
Exchange rate differences	2
Changes in the composition of the group and other changes
Deferred tax liability (asset)	(22)	126	64
Financial assets and liabilities at FVPL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(1,008)	(1,461)
Change through equity
Change through net result	(694)	441
Exchange rate differences	(13)	12
Changes in the composition of the group and other changes
Deferred tax liability (asset)	€ (1,715)	€ (1,008)	€ (1,461)